CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Prepayment, other receivables and other current assets, allowance for other receivable	$ 1,611,000	$ 1,611,000
Prepayment, other receivables and other current assets, other receivable from a 3rd party	$ 1,673,677	$ 1,673,677
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	550,000,000	550,000,000
Ordinary shares, shares issued	149,427,256	144,819,613
Ordinary shares, shares outstanding	149,427,256	144,819,613
Treasury stock, ordinary shares	8,444,997